Share-Based Compensation - Summary of Information about Share Options Outstanding (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share Options Outstanding, Share Outstanding	3,771,093	2,734,687
Share Options Outstanding, Weighted Average Remaining Contractual Term (in years)	7 years	6 years 1 month 28 days
Share Options Outstanding, Weighted Average Exercise Price	$ 7.89	$ 2.40	$ 0.78	$ 0.50
Share Options Exercisable, Shares Exercisable	3,146,996	2,237,280
Share Options Exercisable, Weighted Average Exercise Price	$ 7.21	$ 1.70
$0.13 - $0.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share Options Outstanding, Share Outstanding	789,600	1,008,800
Share Options Outstanding, Weighted Average Remaining Contractual Term (in years)	2 years 9 months	3 years 5 months 23 days
Share Options Outstanding, Weighted Average Exercise Price	$ 0.13	$ 0.13
Share Options Exercisable, Shares Exercisable	789,600	1,008,800
Share Options Exercisable, Weighted Average Exercise Price	$ 0.13	$ 0.13
Range of Exercise Prices, minimum	$ 0.13	$ 0.13
Range of Exercise Prices, maximum	$ 0.25	$ 0.25
$0.40 - $1.03 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share Options Outstanding, Share Outstanding	758,480	802,980
Share Options Outstanding, Weighted Average Remaining Contractual Term (in years)	5 years 2 months 27 days	6 years 26 days
Share Options Outstanding, Weighted Average Exercise Price	$ 0.96	$ 0.98
Share Options Exercisable, Shares Exercisable	735,166	752,897
Share Options Exercisable, Weighted Average Exercise Price	$ 0.96	$ 0.98
Range of Exercise Prices, minimum	$ 0.40	$ 0.40
Range of Exercise Prices, maximum	$ 1.03	$ 1.03
$2.20 - $9.43 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share Options Outstanding, Share Outstanding	897,253	922,907
Share Options Outstanding, Weighted Average Remaining Contractual Term (in years)	8 years 5 months 9 days	9 years 2 months 9 days
Share Options Outstanding, Weighted Average Exercise Price	$ 6.11	$ 6.18
Share Options Exercisable, Shares Exercisable	581,830	475,583
Share Options Exercisable, Weighted Average Exercise Price	$ 6.08	$ 6.18
Range of Exercise Prices, minimum	$ 2.20	$ 2.20
Range of Exercise Prices, maximum	$ 9.43	$ 9.43
$16.03 - $17.85 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share Options Outstanding, Share Outstanding	1,325,760
Share Options Outstanding, Weighted Average Remaining Contractual Term (in years)	9 years 6 months 22 days
Share Options Outstanding, Weighted Average Exercise Price	$ 17.68
Share Options Exercisable, Shares Exercisable	1,040,400
Share Options Exercisable, Weighted Average Exercise Price	$ 17.64
Range of Exercise Prices, minimum	$ 16.03
Range of Exercise Prices, maximum	$ 17.85